Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure of financial assets [line items]
Trading Securities	$ 85,903	[1]	$ 99,697
FVTPL Securities	13,704	[1]	11,611
FVOCI Securities	64,515	[1]	62,440
Amortized Cost Securities	24,472	[1]	6,485
Other Securities	844	[1]	702
Total securities	189,438	[1]	180,935
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	64,515		62,440
Amortized Cost Securities	24,622		6,288
Carrying amount [Member]
Disclosure of financial assets [line items]
Other Securities	844		702
Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	188,236		182,228
Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	189,438		180,935
Total securities	189,438		180,935
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	85,905		82,767
United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	100,573		96,266
Other Currency [member]
Disclosure of financial assets [line items]
Total securities	2,960		1,902
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	63,313		63,733
Amortized Cost Securities	$ 24,472		$ 6,485
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.23%		2.13%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 8,330		$ 10,320
FVTPL Securities	517		431
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,944		12,805
Amortized Cost Securities	4,534
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,876		$ 12,884
Amortized Cost Securities	$ 4,532
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.72%		1.64%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 7,527		$ 8,702
FVTPL Securities	1,279		946
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,012		6,862
Amortized Cost Securities	3,576		841
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,907		6,896
Amortized Cost Securities	$ 3,553		$ 832
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.34%		1.90%
US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 8,763		$ 9,517
FVTPL Securities	48		69
US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15,975		16,823
Amortized Cost Securities	6,214
US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15,363		$ 17,403
Amortized Cost Securities	$ 6,213
US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.42%		2.22%
US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 674		$ 1,216
US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,161		3,655
US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 4,091		$ 3,694
US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.58%		2.42%
Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,585		$ 1,412
FVTPL Securities	49
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	7,335		4,790
Amortized Cost Securities	1,049		10
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	7,179		4,818
Amortized Cost Securities	$ 1,049		$ 10
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.38%		2.39%
NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 11,046		$ 9,184
FVTPL Securities	5		7
NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	8,398		5,346
NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	8,274		5,552
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	7,718		9,198
FVTPL Securities	8,217		6,820
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,007		3,756
Amortized Cost Securities	851		91
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,899		3,783
Amortized Cost Securities	$ 851		$ 91
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.48%		2.67%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 103		$ 199
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	40,157		49,949
FVTPL Securities	3,589		3,338
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	81		62
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	79		62
National housing act and mortgage backed securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,970		2,370
National housing act and mortgage backed securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,953		$ 2,382
National housing act and mortgage backed securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.18%		1.98%
US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 12,030		$ 11,317
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 11,966		$ 11,811
US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.14%		2.33%
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities	$ 5,835
FVTPL Securities	1,030
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,611
Amortized Cost Securities	600
Within 1 year [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	17,066
Within 1 year [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	17,075
Total securities	17,075
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	13,507
Within 1 year [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	2,691
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	877
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,602
Amortized Cost Securities	$ 599
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.55%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,860
FVTPL Securities	392
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,617
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 5,618
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.60%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 921
FVTPL Securities	12
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,406
Amortized Cost Securities	291
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,406
Amortized Cost Securities	$ 290
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.67%
Within 1 year [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 859
FVTPL Securities	48
Within 1 year [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8
Within 1 year [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 5
Within 1 year [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.90%
Within 1 year [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 232
Within 1 year [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	389
Within 1 year [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 389
Within 1 year [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.93%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 437
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	951
Amortized Cost Securities	3
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	947
Amortized Cost Securities	$ 3
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.27%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 226
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	131
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	131
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,293
FVTPL Securities	578
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,197
Amortized Cost Securities	175
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,196
Amortized Cost Securities	$ 175
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.28%
Within 1 year [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 7
Within 1 year [member] | National housing act and mortgage backed securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	30
Within 1 year [member] | National housing act and mortgage backed securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 29
Within 1 year [member] | National housing act and mortgage backed securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.13%
Within 1 year [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 13
Within 1 year [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 12
Within 1 year [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.16%
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 10,759
FVTPL Securities	90
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	13,941
Amortized Cost Securities	4,685
1 to 3 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	29,301
1 to 3 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	29,465
Total securities	29,465
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	10,843
1 to 3 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,392
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	230
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	13,777
Amortized Cost Securities	$ 4,675
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.26%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,302
FVTPL Securities	4
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,098
Amortized Cost Securities	701
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,090
Amortized Cost Securities	$ 701
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.48%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,122
FVTPL Securities	10
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,740
Amortized Cost Securities	399
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,720
Amortized Cost Securities	$ 399
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.32%
1 to 3 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,677
1 to 3 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,820
Amortized Cost Securities	2,245
1 to 3 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,770
Amortized Cost Securities	$ 2,236
1 to 3 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.23%
1 to 3 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 124
1 to 3 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	709
1 to 3 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 703
1 to 3 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.21%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 719
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,727
Amortized Cost Securities	667
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,691
Amortized Cost Securities	$ 667
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.53%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 171
FVTPL Securities	5
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	368
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	366
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,613
FVTPL Securities	71
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,378
Amortized Cost Securities	305
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,336
Amortized Cost Securities	$ 306
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.76%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 31
1 to 3 years [member] | National housing act and mortgage backed securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	411
1 to 3 years [member] | National housing act and mortgage backed securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 409
1 to 3 years [member] | National housing act and mortgage backed securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.71%
1 to 3 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 58
1 to 3 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 58
1 to 3 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.28%
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6,586
FVTPL Securities	184
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	18,457
Amortized Cost Securities	7,031
3 to 5 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	31,746
3 to 5 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	32,221
Total securities	32,221
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	13,417
3 to 5 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,656
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	148
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	17,982
Amortized Cost Securities	$ 6,994
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.38%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,414
FVTPL Securities	2
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,106
Amortized Cost Securities	3,021
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,059
Amortized Cost Securities	$ 3,018
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.01%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 735
FVTPL Securities	5
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,503
Amortized Cost Securities	1,481
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,428
Amortized Cost Securities	$ 1,460
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.63%
3 to 5 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,432
3 to 5 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,222
Amortized Cost Securities	1,339
3 to 5 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,095
Amortized Cost Securities	$ 1,339
3 to 5 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.15%
3 to 5 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 52
3 to 5 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	991
3 to 5 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 961
3 to 5 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.57%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 296
FVTPL Securities	49
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,582
Amortized Cost Securities	334
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,466
Amortized Cost Securities	$ 334
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.56%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 208
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	654
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	642
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,408
FVTPL Securities	128
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,374
Amortized Cost Securities	202
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,312
Amortized Cost Securities	$ 201
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.06%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 41
3 to 5 years [member] | National housing act and mortgage backed securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,529
3 to 5 years [member] | National housing act and mortgage backed securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,515
3 to 5 years [member] | National housing act and mortgage backed securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.31%
3 to 5 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 150
3 to 5 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 146
3 to 5 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.95%
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 5,471
FVTPL Securities	1,139
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,004
Amortized Cost Securities	7,118
5 to 10 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	25,155
5 to 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	25,697
Total securities	25,697
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	7,314
5 to 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,373
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	10
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,462
Amortized Cost Securities	$ 7,083
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.69%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 829
FVTPL Securities	3
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,123
Amortized Cost Securities	812
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,109
Amortized Cost Securities	$ 813
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.97%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,170
FVTPL Securities	53
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	363
Amortized Cost Securities	1,405
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	353
Amortized Cost Securities	$ 1,404
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.05%
5 to 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,620
5 to 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,925
Amortized Cost Securities	2,630
5 to 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,493
Amortized Cost Securities	$ 2,638
5 to 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.74%
5 to 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 195
5 to 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,065
5 to 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,036
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.67%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 133
5 to 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	75
Amortized Cost Securities	45
5 to 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	75
Amortized Cost Securities	$ 45
5 to 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.17%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 203
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	2,116
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	2,073
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,297
FVTPL Securities	1,083
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	37
Amortized Cost Securities	110
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	35
Amortized Cost Securities	$ 110
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.09%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 24
5 to 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,416
5 to 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 2,361
5 to 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.81%
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 17,095
FVTPL Securities	7,672
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	10,421
Amortized Cost Securities	5,188
Over 10 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	40,299
Over 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	40,309
Total securities	40,309
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	14,102
Over 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	26,204
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	3
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	10,411
Amortized Cost Securities	$ 5,121
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.06%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 925
FVTPL Securities	116
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	3,579
FVTPL Securities	1,199
Over 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	175
Over 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	71
Over 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,007
Over 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,002
Over 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.00%
Over 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 10,238
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	5,129
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	5,062
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	2,107
FVTPL Securities	6,357
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	21
Amortized Cost Securities	59
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	20
Amortized Cost Securities	$ 59
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.32%
Over 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 9,393
Over 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 9,389
Over 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.96%
No maturity [member]
Disclosure of financial assets [line items]
Trading Securities	$ 40,157
FVTPL Securities	3,589
Total securities	44,670		$ 54,051
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	81
No maturity [member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Other Securities	844
No maturity [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Other Securities	44,669
No maturity [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Other Securities	44,671
Total securities	44,671
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	26,722
No maturity [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	16,257
No maturity [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	1,692
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	79
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	40,157
FVTPL Securities	3,589
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	81
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 79

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).